As filed with the Securities and Exchange             Registration No. 33-75962*
Commission on September 1, 2000                       Registration No. 811-2513
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 24 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------

Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
         --------
           X      on September 14, 2000 pursuant to paragraph (b) of Rule 485
         --------

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                           VARIABLE ANNUITY ACCOUNT C
                             CROSS REFERENCE SHEET

                                                                       LOCATION - PROSPECTUS DATED MAY 1,
FORM N-4                                                                2000 AS AMENDED BY SUPPLEMENTS
ITEM NO.     PART A (PROSPECTUS)                                            DATED AUGUST 21, 2000,
                                                                            SEPTEMBER 1, 2000 AND
                                                                              SEPTEMBER 14, 2000


       1          Cover Page.........................................  Cover Page

       2          Definitions........................................  Not Applicable

       3          Synopsis...........................................  Contract Overview; Fee Table, and as amended

       4          Condensed Financial Information....................  Condensed Financial Information; Appendix IV
                                                                       - Condensed Financial Information

       5          General Description of Registrant, Depositor, and
                  Portfolio Companies................................  Other Topics - The Company and as amended;
                                                                       Variable Annuity Account C; Appendix III -
                                                                       Fund Descriptions, and as amended

       6          Deductions and Expenses............................  Fee Table and as amended; Fees, and as amended

       7          General Description of Variable Annuity Contracts..  Contract Overview; Other Topics

       8          Annuity Period.....................................  The Income Phase

       9          Death Benefit......................................  Death Benefit

       10         Purchases and Contract Value.......................  Contract Purchase and Participation; Your
                                                                       Account Value

       11         Redemptions........................................  Right to Cancel; Withdrawals; Systematic
                                                                       Distribution Options

       12         Taxes..............................................  Taxation

       13         Legal Proceedings..................................  Other Topics - Legal Matters and Proceedings,
                                                                       and as amended

       14         Table of Contents of the Statement of Additional
                  Information........................................  Contents of the Statement of Additional
                                                                       Information



                                                                                LOCATION - STATEMENT OF
     FORM N-4              PART B (STATEMENT OF ADDITIONAL INFORMATION)         ADDITIONAL INFORMATION
     ITEM NO.                                                                   DATED MAY 1, 2000, AND AS
                                                                                AMENDED BY SUPPLEMENTS
                                                                                DATED SEPTEMBER 14, 2000


        15           Cover Page...........................................      Cover page

        16           Table of Contents....................................      Table of Contents

        17           General Information and History......................      General Information and History and as
                                                                                amended

        18           Services.............................................      General Information and History and as
                                                                                amended; Independent Auditors

        19           Purchase of Securities Being Offered.................      Offering and Purchase of Contracts

        20           Underwriters.........................................      Offering and Purchase of Contracts

        21           Calculation of Performance Data......................      Performance Data and as amended;
                                                                                Average Annual Total Return Quotations

        22           Annuity Payments.....................................      Income Phase Payments

        23           Financial Statements.................................      Financial Statements of the Separate
                                                                                Account; Financial Statements of Aetna
                                                                                Life Insurance and Annuity Company

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus dated May 1, 2000, is incorporated into Part A of this Post-Effective Amendment No. 24 by reference to Registrant's filing under Rule 497(c) filed on May 2, 2000 (File No. 33-75962) and by reference to Prospectus Supplement dated August 21, 2000 as filed under Rule 497(e) on August 21, 2000, and by reference to Prospectus Supplement dated September 1, 2000 as filed in Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 33-75962), as filed on August 18, 2000. The Statement of Additional Information dated May 1, 2000 is incorporated into Part B of this Post-Effective Amendment No. 24 by reference to Registrant's filing on Form N-4 (File No. 33-75962), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus and a Supplement to the Statement of Additional Information, each dated September 14, 2000, are included in Part A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    Aetna Life Insurance and Annuity Company

     Supplement Dated September 14, 2000 to the Prospectus dated May 1, 2000 and as Amended by Supplements Dated August 21, 2000 and September 1, 2000


The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000 and as amended by supplements dated August 21, 2000 and September 1, 2000. You should read this supplement along with the prospectus.

1. The mutual funds listed below are added to the list of funds on page 1 of the prospectus that may be available under your plan:
     Aetna Growth VP
     Aetna International VP
     Aetna Small Company VP
     Aetna Technology VP
     A I M V.I. Capital Appreciation Fund
     A I M V.I. Growth Fund
     A I M V.I. Growth and Income Fund
     A I M V.I. Value Fund
     Fidelity VIP Overseas Portfolio
     Janus Aspen Balanced Portfolio

2. The following adds information about the funds listed in item 1 above to pages 8 and 9 of the prospectus.


                              Fund Expense Table

                                                                       Total Fund                     Net Fund
                                                                         Annual                        Annual
                                                                        Expenses         Total        Expenses
                                           Investment                    Without        Waivers        After
                                            Advisory        Other      Waivers or         and        Waivers or
                                            Fees (1)      Expenses    Reductions     Reductions     Reductions
                                         ------------   ----------   ------------   ------------   -----------
Aetna Growth VP(2)                            0.60%         0.11%         0.71%          0.00%         0.71%
Aetna International VP(2)                     0.85%         0.77%         1.62%          0.47%         1.15%
Aetna Small Company VP(2)                     0.75%         0.13%         0.88%          0.00%         0.88%
Aetna Technology VP(2)(9)                     0.95%         0.25%         1.20%          0.05%         1.15%
A I M V.I. Capital Appreciation Fund          0.62%         0.11%         0.73%            --          0.73%
A I M V.I. Growth Fund                        0.63%         0.10%         0.73%            --          0.73%
A I M V.I. Growth and Income Fund             0.61%         0.16%         0.77%            --          0.77%
A I M V.I. Value Fund                         0.61%         0.15%         0.76%            --          0.76%
Fidelity VIP Overseas Portfolio(10)           0.73%         0.18%         0.91%            --          0.91%
Janus Aspen Balanced Portfolio(6)             0.65%         0.02%         0.67%          0.00%         0.67%

FOOTNOTES:
 (1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" Column.

 (2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

 (6) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.



X.75962-00                                                 September 2000

 (9) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

(10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; 0.62% for Fidelity VIP II Asset Manager Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.

3. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to page 10 of the prospectus:

HYPOTHETICAL EXAMPLES

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purposes of these examples, we deducted a mortality and expense risk charge of 1.10% annually for all subaccounts except the Aetna Money Market VP subaccount, and 0.35% annually for the Aetna Money Market VP subaccount, and the maximum administrative expense charge of 0.25% annually (not currently charged). The total fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

---------------------------------
> THESE EXAMPLES ARE PURELY
  HYPOTHETICAL.                                   Example A                       Example B
> THEY SHOULD NOT BE                   If you withdraw your entire        If you leave your entire
  CONSIDERED A REPRESENTATION          account value at the end of        account value invested or if
  OF PAST OR FUTURE EXPENSES           the periods shown, you would       you select an income phase
  OR EXPECTED RETURNS.                 pay the following fees,            payment option at the end
> ACTUAL FEES AND/OR RETURNS           including any applicable Early     of the periods shown, you
  MAY BE MORE OR LESS THAN             Withdrawal Charge assessed:*       would pay the following fees
  THOSE SHOWN IN THESE EXAMPLES.                                          (no Early Withdrawal Charge
---------------------------------                                         is reflected):**
                                          1      3       5         10      1      3       5      10
                                        Year   Years   Years     Years   Year   Years   Years   Years
                                       ------ ------- -------   ------- ------ ------- ------- ------
Aetna Growth VP                         $70   $112    $157      $213     $18     $57   $ 98    $213
Aetna International VP                  $79   $138    $200      $305     $28     $84   $144    $305
Aetna Small Company VP                  $72   $117    $165      $231     $20     $62   $107    $231
Aetna Technology VP                     $75   $126    $180      $264     $23     $72   $123    $264
A I M V.I. Capital Appreciation Fund    $70   $112    $157      $215     $19     $58   $ 99    $215
A I M V.I. Growth Fund                  $70   $112    $157      $215     $19     $58   $ 99    $215
A I M V.I. Growth and Income Fund       $71   $114    $159      $219     $19     $59   $101    $219
A I M V.I. Value Fund                   $70   $113    $159      $218     $19     $58   $101    $218
Fidelity VIP Overseas Portfolio         $72   $118    $166      $234     $20     $63   $108    $234
Janus Aspen Balanced Portfolio          $70   $111    $155      $208     $18     $56   $ 96    $208

-----------------------

 * This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

** This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

4. The following information is added to Appendix III, Fund Descriptions, in the prospectus:

> Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.
     Investment Adviser: Aeltus Investment Management, Inc.

> Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. Aetna International VP will not target any given level of current income.
     Investment Adviser: Aeltus Investment Management, Inc.

> Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.
     Investment Adviser: Aeltus Investment Management, Inc.

> Aetna Variable Portfolios, Inc.--Aetna Technology VP seeks long-term capital appreciation.
     Investment Adviser: Aeltus Investment Management, Inc.
     Subadviser: Elijah Asset Management, LLC

> A I M V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.
     Investment Adviser: A I M Advisors, Inc.

> A I M V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.
     Investment Adviser: A I M Advisors, Inc.

> A I M V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.
     Investment Adviser: A I M Advisors, Inc.

> A I M V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment adviser to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.
     Investment Adviser: A I M Advisors, Inc.

> Fidelity Variable Insurance Products Fund--Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.
     Investment Adviser: Fidelity Management & Research Company
     Subadvisers: Fidelity Management & Research (U.K.) Inc.
                  Fidelity Management & Research Far East Inc.
                  Fidelity International Investment Advisors
                  Fidelity International Investment Advisors (U.K.) Limited Fidelity Investment Japan Limited

> Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.
     Investment Adviser: Janus Capital Corporation




X.75962-00                                                 September 2000

                           VARIABLE ANNUITY ACCOUNT C

                    Aetna Life Insurance and Annuity Company

 Supplement Dated September 14, 2000 to the Statement of Additional Information
                               dated May 1, 2000

The information in this supplement updates and amends certain information contained in the statement of additional information dated May 1, 2000. You should read this supplement along with the statement of additional information.

o The section entitled "VARIABLE ANNUITY ACCOUNT C" is amended to add the following funds to the list of funds that may be available under the contract.

         Aetna Growth VP
         Aetna International VP
         Aetna Small Company VP
         Aetna Technology VP
         A I M V.I. Capital Appreciation Fund
         A I M V.I. Growth Fund
         A I M V.I. Growth and Income Fund
         A I M V.I. Value Fund
         Fidelity VIP Overseas Portfolio
         Janus Aspen Balanced Portfolio

o The section entitled "Average Annual Total Return Quotations - Standardized and Non-Standardized" is amended to add the following information:

                                          ---------------------------------------------------------------------
                                                                                                    Date
                                                                                               Contributions
                                                     STANDARDIZED                             First Received
                                                                                                 Under the
                                                                                             Separate Account
---------------------------------------------------------------------------------------------------------------
                                                                                 Since
               SUBACCOUNT                 1 Year     5 Years    10 Years       Inception*

---------------------------------------------------------------------------------------------------------------
Aetna Growth VP                            26.63%                                31.93%         05/30/1997

---------------------------------------------------------------------------------------------------------------
Aetna International VP                     41.99%                                20.44%         05/04/1998

---------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                     22.77%                                16.32%         05/30/1997

---------------------------------------------------------------------------------------------------------------
A I M V.I. Capital Appreciation Fund                                             33.05%         05/07/1999

---------------------------------------------------------------------------------------------------------------
A I M V.I. Growth Fund                                                           20.52%         05/04/1999

---------------------------------------------------------------------------------------------------------------
A I M V.I. Growth and Income Fund                                                15.61%         05/10/1999

---------------------------------------------------------------------------------------------------------------
A I M V.I. Value Fund                                                            11.99%         05/05/1999

---------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)         33.82%     14.74%                     12.47%         05/31/1994

---------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio             18.93%                                21.67%         06/30/1995

---------------------------------------------------------------------------------------------------------------

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.


                                       --------------------------------------------------------------------------------

                                                                                                             Fund
                                                               NON-STANDARDIZED                           Inception
                                                                                                             Date

-----------------------------------------------------------------------------------------------------------------------
x                                                                                             Since
               SUBACCOUNT                 1 Year     3 Years     5 Years    10 Years      Inception**

-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                            33.30%      33.53%                                33.56%        12/13/1996

-----------------------------------------------------------------------------------------------------------------------
Aetna International VP                     49.46%                                            33.77%        12/22/1997

-----------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                     29.23%      19.67%                                20.07%        12/27/1996

-----------------------------------------------------------------------------------------------------------------------
A I M V.I. Capital Appreciation Fund       42.83%      23.57%     24.05%                     20.83%        05/05/1993

-----------------------------------------------------------------------------------------------------------------------
A I M V.I. Growth Fund                     33.56%      30.40%     28.06%                     21.42%        05/05/1993

-----------------------------------------------------------------------------------------------------------------------
A I M V.I. Growth and Income Fund          32.59%      27.58%     26.61%                     22.97%        05/02/1994

-----------------------------------------------------------------------------------------------------------------------
A I M V.I. Value Fund                      28.29%      27.03%     25.67%                     21.56%        05/05/1993

-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)         40.86%      20.00%     15.92%      10.05%                       01/28/1987

-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio             25.19%      26.04%     23.14%                     19.13%        09/13/1993

-----------------------------------------------------------------------------------------------------------------------

**  Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:

                  -   Statement of Assets and Liabilities as of December 31,
                      1999
                  -   Statement of Operations for the year ended December 31,
                      1999
                  - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
                  - Condensed Financial Information for the year ended December 31, 1999
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
                  -   Consolidated Balance Sheets as of December 31, 1999 and
                      1998
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1999, 1998 and 1997
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1999, 1998 and 1997
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits


         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)

         (3.2)    Alternative Form of Wholesaling  Agreement and Related Selling
                  Agreement(3)
         (4.1)    Variable Annuity Contract (G-TDA-HH(XC/M))(4)
         (4.2)    Variable Annuity Contract (G-TDA-HH(XC/S))(4)
         (4.3)    Variable Annuity Certificate (GTCC-HH(XC/M))(5)
         (4.4)    Variable Annuity Certificate (GTCC-HH(XC/S))(5)
         (4.5)    Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and
                  G-TDA-HH(XC/S)(3)
         (4.6)    Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(6)
         (4.7)    Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(6)

         (4.8) Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)(6)
         (4.9) Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(5)
         (4.10) Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M)(7)
         (4.11) Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M)(8)
         (4.12) Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(9)
         (4.13) Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate G-TDA-HH(XC/M)(10)
         (4.14) Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate G-TDA-HH(XC/S)(10)
         (5)      Variable Annuity Contract Application (300-GTD-NY(5/98))(8)
         (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(11)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(12)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(13)
         (7)      Not applicable
         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(14)
         (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(14)
         (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(15)
         (8.5)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(16)

         (8.6) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(17)
         (8.7) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(17)
         (8.8) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.9) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(15)
         (8.10) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(17)
         (8.11) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(17)
         (8.12) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(18)
         (8.13) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(18)
         (8.14) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)
         (8.15) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(19)
         (8.16) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(20)
         (8.17) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.18) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(16)
         (8.19) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)
         (8.20) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(19)
         (8.21) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(21)

         (8.22) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.23) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998(17)
         (8.24) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(22)
         (8.25) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(19)
         (8.26) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(15)
         (8.27) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(21)
         (8.28) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(15)
         (8.29) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(16)
         (8.30) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(23)
         (8.31) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(24)
         (8.32) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(23)
         (8.33) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(23)

         (8.34) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

         (8.35) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(25)

         (8.36) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)

         (8.37) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(26)

         (8.38) Fifth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(27)

         (8.39) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(28)

         (8.40) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(29)

         (8.41) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(17)

         (8.42)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(29)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(5)
         (14.1)   Powers of Attorney(30)
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 14, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on April 13, 2000.
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
14. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
19. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
23. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

24. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
25. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
26. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
27. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
28. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
30. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 26, 2000.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                                      Positions and Offices with Depositor

John Y. Kim                                            Director, President and Chief Investment Officer

Allan Baker                                            Director and Senior Vice President

Catherine H. Smith                                     Director, Senior Vice President and Chief Financial
                                                       Officer

Kirk P. Wickman                                        Senior Vice President, General Counsel and Corporate
                                                       Secretary

Deborah Koltenuk                                       Vice President, Corporate Controller and Assistant
                                                       Treasurer

Brian Murphy                                           Vice President and Chief Compliance Officer


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-75962), as filed on August 18, 2000.

Item 27. Number of Contract Owners
-----------------------------------

   As of July 31, 2000, there were 602,683 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b)  See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1999:

          (1)                       (2)                     (3)                  (4)                   (5)

                                                    Compensation on
Name of                  Net Underwriting           Redemption or         Brokerage
Principal Underwriter    Discounts and Commissions  Annuitization         Commissions         Compensation*
--------------------     -------------------------  -------------         -----------         -------------

Aetna Life Insurance                                 $5,240,551                               $159,707,139
and Annuity Company



* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                                 and

                      Opportunity Plus Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      Albany, NY  12211

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

   As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 1st day of September, 2000.

                                             VARIABLE ANNUITY ACCOUNT C OF AETNA
                                              LIFE INSURANCE AND ANNUITY COMPANY
                                                       (Registrant)

                                    By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                    By:    John Y. Kim*
                                    --------------------------------------------
                                           John Y. Kim
                                           President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                        Date
---------                              -----                                        ----

John Y. Kim*                           Director and President                    )
-------------------------------------
John Y. Kim                            (principal executive officer)             )
                                                                                 )
Allan Baker*                           Director                                  )   September 1,
-------------------------------------
Allan Baker                                                                      )   2000
                                                                                 )
Catherine H. Smith*                    Director and Chief Financial Officer      )
-------------------------------------
Catherine H. Smith                                                               )
                                                                                 )
Deborah Koltenuk*                      Corporate Controller                      )
-------------------------------------
Deborah Koltenuk                                                                 )



By:       /s/ Julie E. Rockmore
          ----------------------------------
          Julie E. Rockmore
          *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                 Exhibit Index

Exhibit No.   Exhibit

99-B.9        Opinion and Consent of Counsel
                                                      ---------------

99-B.10       Consent of Independent Auditors
                                                      ---------------